CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,883)	$ (7,215)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense	63	7
Loss on extinguishment of debt	325	0
Depreciation	483	461
Amortization	757	0
Stock based compensation	886	824
Change in fair value of warrants	(65)	674
Changes in operating assets and liabilities:
Accounts receivable	(267)	(33)
Inventory	14	(669)
Other current assets	2	97
Other assets	254	(25)
Accounts payable	842	126
Deferred revenue	10	(26)
Accrued liabilities	296	223
Total adjustments	3,600	1,659
Net cash used in operating activities	(6,283)	(5,556)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	(150)	(107)
Net cash used in investing activities	(150)	(107)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock and warrants, net	1,730	2,214
Proceeds from debt financing, net of discount	5,263	115
Loan acquisition costs	(452)	0
Payments on notes payables	(656)	(374)
Proceeds from options and warrants exercised	97	3,276
Net cash provided by financing activities	5,982	5,231
NET CHANGE IN CASH AND CASH EQUIVALENTS	(451)	(432)
CASH AND CASH EQUIVALENTS, beginning of year	613	1,045
CASH AND CASH EQUIVALENTS, end of year	162	613
SUPPLEMENTAL SCHEDULE OF:
Cash paid for Interest	33	31
NONCASH INVESTING AND FINANCING ACTIVITIES:
Conversion of accrued expenses into common stock	207	126
Payment of debt issuance costs via warrants and common stock	522	0
Conversion of convertible debt into common stock	893	0
Repayment of debt via issuance of common stock and warrants	1,697	0
Issuance of common stock as board compensation	355	463
Deemed dividends in the form of warrants to purchase common stock.	0	537
Deemed dividends on preferred stock	$ 0	$ 3,148